Life Insurance Operations - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Net Investment Income [Line Items]
Amortization of policy acquisition costs charged to income	¥ 4,608	¥ 5,801	¥ 15,947	¥ 15,719
Life insurance related investment income
Net Investment Income [Line Items]
Net unrealised holding gains on equity securitites	¥ 3,008	¥ 22,250	¥ 12,096	¥ 55,050